Schedule of consolidated financial statements of group (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Parent [member]
IfrsStatementLineItems [Line Items]
Place of incorporation and business	Cayman Island
Effective equity held by the Group	100.00%	100.00%
Total for all subsidiaries [member]
IfrsStatementLineItems [Line Items]
Place of incorporation and business	British Virgin Islands
Effective equity held by the Group	100.00%	100.00%
Environmental Solutions Pte Ltd [member]
IfrsStatementLineItems [Line Items]
Place of incorporation and business	Singapore
Effective equity held by the Group	100.00%	100.00%
ESG Chemicals Sdn. Bhd [member]
IfrsStatementLineItems [Line Items]
Place of incorporation and business	Malaysia
Effective equity held by the Group	100.00%	100.00%